Offerings - Offering: 1	Sep. 09, 2026 USD ($)
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 20,456,457.00
Amount of Registration Fee	$ 2,825.04
Offering Note	Calculated as the aggregate maximum value of Shares being purchased. The fee of $2,825.04 was paid in connection with the filing of the Schedule TO-I by Hamilton Lane Private Secondary Fund (File No. 005-95297) on May 6, 2026 (the "Schedule TO"). This is the final amendment to the Schedule TO and is being filed to report the results of the offer.